Operating Expenses (Details) - Schedule of cost of equipment sales included in the cost of sales - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Equipment Sales Included In The Cost Of Sales Abstract
Cost of equipment sale	$ 26,273	$ 6,210	$ 10,416